Business Acquisitions - Narrative (Details) $ in Millions								1 Months Ended	12 Months Ended
	Aug. 23, 2013 NOK / shares shares	Jul. 02, 2013 USD ($)	Jul. 02, 2013 USD ($)	Jun. 27, 2013 USD ($) shares	Mar. 25, 2013 USD ($)	Feb. 08, 2013	Nov. 15, 2012 USD ($)	Dec. 31, 2013 option	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($) option	Jun. 27, 2013 NOK / shares
Songa Eclipse Ltd
Business Acquisition [Line Items]
Fair value of consideration transferred							$ 590
Number of one year option to extend the contract | option								3		3
Option Period								1 year
Prepayment before the acquisition							$ 59
West Eclipse
Business Acquisition [Line Items]
Operating Revenue										$ 194
Net Income										42
Asia Offshore Drilling
Business Acquisition [Line Items]
Operating Revenue										75
Net Income										37
Noncontrolling interest ownership percentage					66.18%
Gain on bargain purchase					$ 15
Sevan Driller and Sevan Brasil
Business Acquisition [Line Items]
Below market contracts, accumulated amortization									$ 20
Sevan Louisiana
Business Acquisition [Line Items]
Below market contracts, accumulated amortization									1
Sevan Drilling ASA
Business Acquisition [Line Items]
Fair value of consideration transferred		$ 78
Operating Revenue										169
Net Income										$ 31
Additional shares purchased | shares	47,394			120,065,464
Per share price of shares issued (in NOK per share) | NOK / shares	NOK 3.95										NOK 3.9311
Consideration received from shares issued				$ 78
Noncontrolling interest ownership percentage	50.11%	50.10%	50.10%
Remeasurement gain									$ 8
Percentage of equity method investment ownership (in hundredths)						29.90%
Trade and other receivables		$ 49	$ 49
Gain on bargain purchase		17	17
Cumulative number of shares issued | shares	297,941,358
Trade Accounts Receivable | Sevan Drilling ASA
Business Acquisition [Line Items]
Acquired receivables, fair value		$ 24	$ 24